RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 46,355	$ 10,035
Due from directors and officers	2,500	25,070
Accounting fees	67,282	80,415	$ 66,463
Rent	35,325	77,186	30,000
Shares issued for consulting services	125,000	0	$ 0
CEO [Member]
Disclosure of transactions between related parties [line items]
Prepayment to related party		26,578
Company controlled by CFO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	3,865	5,000
Accounting fees	22,852	24,490
Company controlled by former director [Member]
Disclosure of transactions between related parties [line items]
Rent	20,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	41,667	0
Due from directors and officers	2,500	19,820
Consulting fees	$ 166,667
Shares issued for consulting services (shares)	500,000
Shares issued for consulting services	$ 125,000